Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 9.0%
$ 5,625,000
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.890%, 7/15/32(a) ........
$ 5,771,182
2,030,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(a) .....................
1,967,223
2,500,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(a) .....................
2,332,597
6,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(a) .....................
5,686,172
4,543,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2023-8A, Class A, 6.020%,
2/20/30(a) .....................
4,681,816
5,730,000
CarMax Auto Owner Trust, Series 2023-4,
Class A4, 5.960%, 5/15/29 ..........
5,958,568
8,720,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
7,950,553
4,791,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
5,313,654
704
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.579%,
6/25/37 .......................
697
7,000,000
Enterprise Fleet Financing, LLC, Series
2022-1, Class A3, 3.270%, 1/20/28(a) ..
6,762,868
7,101,000
Enterprise Fleet Financing, LLC, Series
2023-1, Class A3, 5.420%, 10/22/29(a) .
7,171,758
11,959,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(a) .....................
10,916,929
6,000,000
GM Financial Revolving Receivables
Trust, Series 2021-1, Class A, 1.170%,
6/12/34(a) .....................
5,436,308
15,735,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(a)
14,255,945
7,000,000
Hertz Vehicle Financing, LLC, Series
2022-2A, Class A, 2.330%, 6/26/28(a) .
6,367,821
364,822
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 6.595%,
(TSFR1M plus 1.24%), 10/25/33(b) ...
361,486
13,050,000
OneMain Direct Auto Receivables Trust
2023-1, Series 2023-1A, Class A,
5.410%, 11/14/29(a) ..............
13,094,116
3,950,000
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.130%, 5/14/35(a) ..
3,847,442
20,805,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(a) .....................
18,672,831
1,745,813
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 6.370%, (TSFR1M plus
1.01%), 12/26/34(c) ..............
1,651,604
Total Asset Backed Securities
(Cost $135,323,240) .............. 128,201,570
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
$ 15,944
Adjustable Rate Mortgage Trust, Series
2004-5, Class 4A1, 3.968%, 4/25/35(d) .
$ 15,833
9,135
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19(b) .....................
8,855
45,006
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
43,189
114,638
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
113,357
630,337
Fannie Mae, Series 2011-38, Class D,
4.500%, 5/25/41(b) ...............
624,552
1,261,754
Fannie Mae, Series 2013-16, Class A,
1.750%, 1/25/40 .................
1,221,227
891,000
Fannie Mae, Series 2013-70, Class CY,
3.500%, 7/25/43 .................
782,113
731,475
Fannie Mae, Series 2014-39, Class VP,
3.000%, 8/25/27 .................
720,796
133,410
Fannie Mae, Series 2017-64, Class PD,
2.500%, 7/25/47 .................
116,948
240,350
Freddie Mac, Series 3632, Class PK,
5.000%, 2/15/40 .................
240,646
730,000
Freddie Mac, Series 3762, Class LN,
4.000%, 11/15/40 ................
695,494
290,606
Freddie Mac, Series 4077, Class PJ,
3.500%, 11/15/40 ................
284,389
1,445,825
Freddie Mac, Series 4100, Class PA,
3.000%, 1/15/42 .................
1,356,192
507,000
Freddie Mac, Series 4120, Class YK,
2.000%, 10/15/32 ................
419,767
433,383
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
410,604
324,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
293,927
330,126
Freddie Mac, Series 4328, Class KD,
3.000%, 8/15/43 .................
311,638
1,417,425
Freddie Mac, Series 4427, Class KA,
2.250%, 7/15/44 .................
1,297,181
1,032,669
Freddie Mac, Series 4654, Class KA,
3.000%, 6/15/45 .................
972,272
192,073
Freddie Mac, Series 4710, Class GA,
3.000%, 3/15/44 .................
187,903
10,320,916
Freddie Mac, Series 5300, Class AB,
5.500%, 1/25/49 .................
10,369,247
133,128
Ginnie Mae, Series 2008-51, Class PG,
5.000%, 6/20/38 .................
131,847
2,776,449
Ginnie Mae, Series 2014-2, Class AG,
2.301%, 3/20/40(d) ...............
2,438,658
9,090,325
Ginnie Mae, Series 2023-132, Class DV,
6.000%, 7/20/34 .................
9,463,612
11,619,983
Ginnie Mae, Series 2023-154, Class GA,
6.000%, 4/20/50 .................
11,964,304
341,713
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
315,509

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 1
RAAC Trust, Series 2004-SP3, Class AI5,
4.890%, 12/25/32(d) ..............
$ 1
38,012
RAAC Trust, STEP, Series 2004-SP1, Class
AI3, 6.118%, 3/25/34 .............
36,921
Total Collateralized Mortgage Obligations
(Cost $44,849,523) ............... 44,836,982
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 8.0%
3,417,000
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 6.976%,
(TSFR1M plus 1.61%), 11/15/38(a)(c) .
3,350,519
2,972,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.747%, (TSFR1M
plus 1.39%), 12/15/38(a)(c) .........
2,908,589
3,106,909
BX Trust, Series 2021-RISE, Class
C, 6.926%, (TSFR1M plus 1.56%),
11/15/36(a)(c) ...................
3,044,511
4,314,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(d) .......
4,005,267
530,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
492,078
3,447,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
3,276,377
1,337,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4, 3.712%,
4/14/50 .......................
1,256,726
660,392
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
633,698
795,000
COMM Mortgage Trust, Series 2014-
CR16, Class A4, 4.051%, 4/10/47 .....
788,731
1,643,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
1,608,373
1,070,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
1,048,291
7,155,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
6,666,145
1,337,000
CSAIL Commercial Mortgage Trust, Series
2015-C4, Class A4, 3.808%, 11/15/48 ..
1,292,373
3,080,414
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.796%, (TSFR1M
plus 1.43%), 11/15/38(a)(c) .........
3,010,815
2,985,004
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(d) ............
2,864,348
1,878,739
Fannie Mae-Aces, Series 2019-M9, Class
A2, 2.937%, 6/25/29 ..............
1,765,698
3,386,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K153, Class
A3, 3.117%, 10/25/31(d) ...........
3,084,694
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 8,536,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K155, Class
A3, 3.750%, 4/25/33 ..............
$ 8,077,822
4,853,848
FRESB Mortgage Trust, Series 2018-SB52,
Class A10F, 3.464%, 6/25/28(d) ......
4,653,531
229,699
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
227,083
2,249,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
2,207,753
2,209,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(d) ...
2,097,964
1,874,793
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(a)(d) ...........
1,742,178
1,517,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(d) ...........
1,426,738
3,742,000
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class A5,
3.723%, 3/15/50 .................
3,527,421
3,343,454
Med Trust, Series 2021-MDLN, Class
C, 7.276%, (TSFR1M plus 1.91%),
11/15/38(a)(c) ...................
3,272,110
589,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
577,561
5,198,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
4,938,139
2,562,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
2,378,600
9,850,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
9,334,719
8,910,000
Morgan Stanley Capital I, Inc., Series
2017-HR2, Class A4, 3.587%, 12/15/50
8,407,312
4,892,222
OPG Trust, Series 2021-PORT, Class
C, 6.308%, (TSFR1M plus 0.95%),
10/15/36(a)(c) ...................
4,750,960
2,631,955
SMR Mortgage Trust, Series 2022-IND,
Class A, 7.012%, (TSFR1M plus 1.65%),
2/15/39(a)(c) ...................
2,490,445
2,812,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
2,713,545
723,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
692,608
8,591,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
8,114,221

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 899,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
$ 877,721
Total Commercial Mortgage-Backed
Securities
(Cost $121,657,050) .............. 113,605,664
CORPORATE BONDS — 26.4%
Aerospace & Defense — 0.7%
5,650,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 5,863,412
2,113,000
Lockheed Martin Corp., 4.450%, 5/15/28 . 2,125,673
1,658,000
RTX Corp., 6.400%, 3/15/54 .......... 1,926,796
9,915,881
Automobiles — 0.7%
3,495,000
Daimler Truck Finance North America,
LLC, 2.000%, 12/14/26(a) .......... 3,214,013
2,450,000
General Motors Financial Co., Inc.,
5.850%, 4/6/30 .................. 2,530,331
3,388,000
Mercedes-Benz Finance North America,
LLC, 5.050%, 8/3/33(a) ............ 3,490,854
9,235,198
Banks — 4.4%
4,121,000
Bank of America Corp., 3.419%, (TSFR3M
plus 1.30%), 12/20/28(e) ........... 3,880,118
4,748,000
Bank of America Corp., 5.288%, (SOFR
plus 1.91%), 4/25/34(e) ............ 4,773,070
3,241,000
BPCE SA, 2.375%, 1/14/25(a) ........ 3,133,741
2,864,000
Fifth Third Bancorp, 4.055%, (SOFR plus
1.36%), 4/25/28(e) ............... 2,732,205
1,210,000
Fifth Third Bancorp, 4.337%, (SOFR plus
1.66%), 4/25/33(e) ............... 1,127,613
4,266,000
First Citizens BancShares, Inc., 3.375%,
(TSFR3M plus 2.47%), 3/15/30(e) .... 4,032,044
2,260,000
Huntington Bancshares, Inc., 6.208%,
(SOFR plus 2.02%), 8/21/29(e) ...... 2,332,375
4,505,000
JPMorgan Chase & Co., 6.258%, (SOFR
plus 0.89%), 4/22/27(c) ............ 4,495,553
2,335,000
KeyCorp, MTN, 2.550%, 10/1/29 ...... 1,988,460
3,730,000
Lloyds Banking Group PLC, 4.582%,
12/10/25 ....................... 3,650,897
3,659,000
Macquarie Group, Ltd., 1.340%, (SOFR
plus 1.07%), 1/12/27(a)(e) .......... 3,362,753
2,672,000
Morgan Stanley, MTN, 5.250%, (SOFR
plus 1.87%), 4/21/34(e) ............ 2,678,219
3,419,000
PNC Financial Services Group, Inc. (The),
5.068%, (SOFR plus 1.93%), 1/24/34(e) 3,351,371
4,192,000
Sumitomo Mitsui Financial Group, Inc.,
2.130%, 7/8/30 .................. 3,537,285
4,064,000
Toronto-Dominion Bank (The), 3.625%, (5
yr. Swap Semi 30/360 USD plus 2.21%),
9/15/31(d) ..................... 3,900,510
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 1,760,000
U.S. Bancorp, 5.850%, (SOFR plus
2.09%), 10/21/33(e) .............. $ 1,817,126
2,534,000
Visa, Inc., 2.700%, 4/15/40 ........... 1,961,260
4,684,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(e) ............... 3,552,216
2,510,000
Wells Fargo & Co., 5.389%, (SOFR plus
2.02%), 4/24/34(e) ............... 2,525,338
1,828,000
Wells Fargo & Co., MTN, 4.808%, (SOFR
plus 1.98%), 7/25/28(e) ............ 1,815,295
2,552,000
Westpac Banking Corp., GMTN, 4.322%,
(USISOA05 plus 2.24%), 11/23/31(d) .. 2,454,880
63,102,329
Beverages — 0.3%
1,879,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 2,116,374
1,941,000
Bacardi, Ltd./Bacardi-Martini BV, 5.400%,
6/15/33(a) ..................... 1,956,448
4,072,822
Buildings products — 0.1%
641,000
Carrier Global Corp., 6.200%, 3/15/54(a) . 744,614
Chemicals — 0.3%
3,212,000
Albemarle Corp., 5.450%, 12/1/44(b) ... 3,000,087
1,267,000
FMC Corp., 3.450%, 10/1/29 ......... 1,145,312
4,145,399
Commercial Services & Supplies — 0.2%
3,585,000
Waste Connections, Inc., 2.950%, 1/15/52 2,535,930
Construction Materials — 0.1%
2,321,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 2,087,950
Consumer Discretionary Distribution & Retail
— 0.3%
3,517,000
Amazon.com, Inc., 2.700%, 6/3/60(b) ... 2,338,468
2,436,000
Meta Platforms, Inc., 4.600%, 5/15/28 ... 2,473,769
4,812,237
Consumer Staples Distribution & Retail — 0.7%
3,318,000
AbbVie, Inc., 4.875%, 11/14/48 ........ 3,245,888
2,116,000
Cargill, Inc., 4.750%, 4/24/33(a) ....... 2,128,373
2,787,000
General Mills, Inc., 4.950%, 3/29/33 .... 2,826,493
2,219,000
Kraft Heinz Foods Co., 4.875%, 10/1/49 . 2,107,437
10,308,191
Diversified REITs — 0.7%
3,279,000
American Tower Trust, 3.652%, 3/23/28(b) 3,099,873
2,764,000
LXP Industrial Trust, 2.700%, 9/15/30 ... 2,293,636
5,037,000
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/15/49(a) .............. 4,952,637
10,346,146

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Telecommunication Services — 0.6%
$ 58,125
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... $ 57,627
3,380,000
Sprint, LLC, 7.625%, 3/1/26 .......... 3,529,457
2,010,000
T-Mobile USA, Inc., 6.000%, 6/15/54 ... 2,213,347
2,573,000
Warnermedia Holdings, Inc., 4.054%,
3/15/29 ....................... 2,442,282
8,242,713
Electric Utilities — 2.1%
2,037,000
American Electric Power Co., Inc., 5.750%,
11/1/27 ....................... 2,108,003
3,749,000
CenterPoint Energy, Inc., 2.950%, 3/1/30 . 3,319,033
1,558,000
Consolidated Edison Co. of New York, Inc.,
5.900%, 11/15/53 ................ 1,720,075
2,683,000
DTE Electric Co., 5.200%, 4/1/33 ...... 2,791,039
2,077,000
Duke Energy Florida, LLC, 6.200%,
11/15/53 ....................... 2,379,415
4,927,000
Duke Energy Progress, LLC, 3.600%,
9/15/47 ....................... 3,793,271
2,688,000
Georgia Power Co., 4.950%, 5/17/33 .... 2,714,539
4,336,000
Indiana Michigan Power Co., Series K,
4.550%, 3/15/46 ................. 3,891,939
1,000,000
Korea East-West Power Co., Ltd., 1.750%,
5/6/25(a) ...................... 955,948
4,682,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 3,930,340
2,636,000
Southern California Edison Co., 5.950%,
11/1/32 ....................... 2,836,993
30,440,595
Energy Equipment & Services — 1.1%
3,568,000
Aker BP ASA, 3.750%, 1/15/30(a) ...... 3,280,531
2,108,000
Cheniere Corpus Christi Holdings, LLC,
3.700%, 11/15/29 ................ 1,992,243
2,167,000
Cheniere Energy, Inc., 4.625%, 10/15/28 . 2,112,746
1,936,000
Energy Transfer L.P., 6.550%, 12/1/33 ... 2,101,296
2,449,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 2,632,290
1,537,000
Hess Corp., 7.875%, 10/1/29(b) ........ 1,767,897
2,396,000
Sempra Global, 3.250%, 1/15/32(a) ..... 1,972,004
15,859,007
Equity Real Estate Investment Trusts (REITS)
— 0.3%
1,911,000
Brixmor Operating Partnership L.P.,
4.125%, 5/15/29 ................. 1,820,574
2,961,000
STORE Capital Corp., 2.750%, 11/18/30 . 2,328,060
4,148,634
Financial Services — 3.2%
3,650,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 6.150%, 9/30/30 . 3,849,097
1,893,000
Ares Management Corp., 6.375%, 11/10/28 1,986,642
3,773,000
Avolon Holdings Funding, Ltd., 2.875%,
2/15/25(a) ..................... 3,639,628
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Financial Services — (continued)
$ 2,360,000
Barings BDC, Inc., 3.300%, 11/23/26 ... $ 2,153,246
3,509,000
BlackRock, Inc., 1.900%, 1/28/31(b) .... 2,964,435
2,125,000
Blue Owl Capital Corp., 3.400%, 7/15/26 . 1,975,963
3,890,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(a) ..................... 2,595,145
3,217,000
Charles Schwab Corp. (The), 5.643%,
(SOFR plus 2.21%), 5/19/29(e) ...... 3,302,646
3,464,000
Citigroup, Inc., 3.057%, (SOFR plus
1.35%), 1/25/33(e) ............... 2,960,445
1,353,000
Citigroup, Inc., 6.174%, (SOFR plus
2.66%), 5/25/34(e) ............... 1,402,556
1,805,000
Jefferies Financial Group, Inc., 4.150%,
1/23/30 ....................... 1,696,956
4,496,000
JPMorgan Chase & Co., 4.912%, (SOFR
plus 2.08%), 7/25/33(e) ............ 4,452,472
1,823,000
Mitsubishi UFJ Financial Group, Inc.,
5.422%, (1-Year Treasury Constant
Maturity plus 1.38%), 2/22/29(d) ..... 1,857,708
4,031,000
Morgan Stanley, 3.591%, 7/22/28(d) .... 3,851,795
2,684,000
S&P Global, Inc., 5.250%, 9/15/33(a) ... 2,813,720
3,484,000
UBS Group AG, 4.988%, (1-Year Treasury
Constant Maturity plus 2.40%), 8/5/33(a)
(d) ........................... 3,372,963
44,875,417
Gas Utilities — 0.7%
2,971,000
Entergy Louisiana, LLC, 2.350%, 6/15/32 2,475,790
2,758,000
National Grid PLC, 5.809%, 6/12/33 .... 2,903,834
5,830,000
Sempra, 3.800%, 2/1/38 ............. 4,994,665
10,374,289
Ground Transportation — 0.5%
3,094,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 3,079,874
4,184,000
Canadian Pacific Railway Co., 4.200%,
11/15/69 ....................... 3,479,327
6,559,201
Health Care Equipment & Services — 0.3%
2,271,000
GE HealthCare Technologies, Inc., 5.857%,
3/15/30 ....................... 2,388,462
1,304,000
HCA, Inc., 3.125%, 3/15/27 .......... 1,236,794
3,625,256
Health Care Providers & Services — 1.2%
2,569,000
Amgen, Inc., 5.250%, 3/2/30 .......... 2,644,443
4,990,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 3,177,896
2,801,000
CSL Finance PLC, 4.250%, 4/27/32(a) ... 2,735,768
3,974,000
CVS Health Corp., 2.700%, 8/21/40 .... 2,843,009
2,031,000
Elevance Health, Inc., 3.600%, 3/15/51(b) 1,598,276
1,446,000
IQVIA, Inc., 6.250%, 2/1/29(a) ........ 1,510,852
2,931,000
Pfizer Investment Enterprises Pte, Ltd.,
4.750%, 5/19/33 ................. 2,938,168
17,448,412

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Household Products — 0.2%
$ 2,695,000
Kenvue, Inc., 5.000%, 3/22/30 ......... $ 2,785,653
Industrial — 0.1%
1,361,000
L.P. Industrial Trust, 6.750%, 11/15/28 ... 1,431,636
Insurance — 1.9%
3,679,000
Athene Global Funding, 2.500%,
1/14/25(a) ..................... 3,544,107
2,405,000
Athene Holding, Ltd., 5.875%, 1/15/34 .. 2,431,039
2,214,000
AXIS Specialty Finance, LLC, 3.900%,
7/15/29 ....................... 2,099,368
2,208,000
Corebridge Financial, Inc., 3.900%, 4/5/32 1,996,234
2,662,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 2,174,817
2,074,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(a) ...................... 1,902,412
4,064,000
Meiji Yasuda Life Insurance Co., 5.200%,
(5 yr. Swap Semi 30/360 USD plus
4.23%), 10/20/45(a)(d) ............ 3,998,339
2,249,000
Prudential Financial, Inc., 3.935%, 12/7/49 1,858,053
819,000
Reinsurance Group of America, Inc.,
3.150%, 6/15/30 ................. 736,079
1,793,000
Sammons Financial Group, Inc., 3.350%,
4/16/31(a) ..................... 1,441,189
1,722,000
SBL Holdings, Inc., 5.000%, 2/18/31(a) .. 1,414,731
2,480,000
Transatlantic Holdings, Inc., 8.000%,
11/30/39 ....................... 3,206,938
26,803,306
Machinery — 0.1%
2,334,000
Deere & Co., 3.750%, 4/15/50 ......... 2,049,535
Media — 0.6%
2,549,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 2,202,796
1,733,000
FactSet Research Systems, Inc., 2.900%,
3/1/27 ........................ 1,624,507
2,441,000
FactSet Research Systems, Inc., 3.450%,
3/1/32 ........................ 2,189,222
2,132,000
Time Warner Cable, LLC, 6.550%, 5/1/37 2,105,009
8,121,534
Multi-Utilities — 0.6%
3,070,000
CMS Energy Corp., 4.700%, 3/31/43 .... 2,755,433
2,933,000
Newmont Corp., 2.250%, 10/1/30 ...... 2,535,075
3,916,000
Puget Sound Energy, Inc., 4.223%, 6/15/48 3,304,603
8,595,111
Oil, Gas & Consumable Fuels — 0.9%
1,917,000
EQT Corp., 7.000%, 2/1/30 ........... 2,057,401
2,018,000
Halliburton Co., 4.850%, 11/15/35 ..... 1,991,296
2,429,000
HF Sinclair Corp., 5.875%, 4/1/26 ...... 2,454,019
1,904,000
Ovintiv, Inc., 6.250%, 7/15/33 ......... 1,971,852
2,748,000
Pioneer Natural Resources Co., 1.900%,
8/15/30 ....................... 2,336,697
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 2,368,000
Schlumberger Investment SA, 2.650%,
6/26/30 ....................... $ 2,131,024
12,942,289
Pharmaceuticals — 0.2%
2,275,000
SC Johnson & Son, Inc., 4.750%,
10/15/46(a) ..................... 2,120,443
Residential REITs — 0.2%
1,870,000
Invitation Homes Operating Partnership
L.P., 4.150%, 4/15/32 ............. 1,721,833
2,254,000
Tanger Properties L.P., 2.750%, 9/1/31 ... 1,816,494
3,538,327
Retail REITs — 0.3%
1,670,000
Kimco Realty OP, LLC, 6.400%, 3/1/34 .. 1,834,429
2,480,000
Retail Opportunity Investments Partnership
L.P., 6.750%, 10/15/28 ............ 2,607,453
4,441,882
Semiconductors & Semiconductor Equipment
— 1.0%
3,093,000
Broadcom, Inc., 4.926%, 5/15/37(a) ..... 3,000,739
3,030,000
Lam Research Corp., 2.875%, 6/15/50 ... 2,164,694
2,980,000
Marvell Technology, Inc., 2.950%, 4/15/31 2,608,357
779,000
Marvell Technology, Inc., 5.950%, 9/15/33 828,112
2,613,000
NVIDIA Corp., 2.850%, 4/1/30 ........ 2,420,497
3,001,000
NXP BV / NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 3,012,043
14,034,442
Software — 0.5%
4,638,000
Oracle Corp., 4.900%, 2/6/33 ......... 4,624,469
2,653,000
Take-Two Interactive Software, Inc.,
5.000%, 3/28/26 ................. 2,665,879
7,290,348
Specialty Retail — 0.3%
2,288,000
ERAC USA Finance, LLC, 4.200%,
11/1/46(a) ..................... 2,004,309
2,355,000
Lowe's Cos., Inc., 5.150%, 7/1/33 ...... 2,424,602
4,428,911
Technology Hardware, Storage & Peripherals
— 0.3%
2,145,000
Gartner, Inc., 4.500%, 7/1/28(a) ....... 2,033,521
2,082,000
L3Harris Technologies, Inc., 5.400%,
7/31/33 ....................... 2,168,992
4,202,513
Telecommunication Services — 0.3%
3,783,000
AT&T, Inc., 3.550%, 9/15/55(b) ....... 2,735,016
2,900,000
AT&T, Inc., 3.850%, 6/1/60(b) ........ 2,172,271
4,907,287
Tobacco — 0.4%
1,823,000
BAT Capital Corp., 6.421%, 8/2/33 ..... 1,913,349

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Tobacco — (continued)
$ 2,954,000
Philip Morris International, Inc., 5.625%,
9/7/33 ........................ $ 3,090,499
5,003,848
Total Corporate Bonds
(Cost $383,549,869) .............. 375,577,286
MORTGAGE-BACKED SECURITIES — 26.5%
Fannie Mae
—
15.1%
5,655
5.000%, 9/1/25, Pool #255892 ......... 5,609
934,447
4.000%, 12/1/33, Pool #MA1689 ....... 915,296
551,063
4.000%, 6/1/34, Pool #MA1922 ........ 538,514
526,968
4.000%, 3/1/35, Pool #MA2211 ........ 514,413
225,204
5.500%, 8/1/37, Pool #995082 ......... 232,104
2,427,518
3.500%, 8/1/38, Pool #FM2472 ........ 2,316,343
88,877
4.500%, 10/1/39, Pool #AC2645 ....... 88,335
91,368
5.000%, 6/1/40, Pool #AD4927 ........ 92,946
89,900
5.000%, 6/1/40, Pool #AD8718 ........ 91,446
5,733,454
4.000%, 8/1/40, Pool #FM4673 ........ 5,607,726
11,771,975
1.500%, 12/1/40, Pool #MA4202 ....... 9,836,185
186,682
4.500%, 12/1/40, Pool #AH1100 ....... 186,650
117,910
4.500%, 3/1/41, Pool #AB2467 ........ 117,890
187,709
4.500%, 5/1/41, Pool #AI1023 ......... 186,471
140,917
4.500%, 11/1/41, Pool #AJ4994 ........ 140,893
166,689
4.500%, 12/1/41, Pool #AJ7696 ........ 166,660
409,969
3.500%, 6/1/42, Pool #AB5373 ........ 387,482
736,654
3.500%, 5/1/43, Pool #AL3605 ........ 688,952
373,356
3.500%, 5/1/43, Pool #AB9368 ........ 351,807
8,836,529
3.000%, 8/1/43, Pool #AL9500 ........ 8,134,428
977,489
3.500%, 8/1/43, Pool #AU0613 ........ 916,388
226,437
4.500%, 11/1/44, Pool #MA2100 ....... 225,001
565,954
4.500%, 1/1/45, Pool #MA2158 ........ 562,364
692,204
4.000%, 3/1/45, Pool #MA2217(b) ..... 668,189
628,649
4.000%, 6/1/46, Pool #MA2653 ........ 606,834
573,474
4.500%, 7/1/46, Pool #AS7568 ........ 569,364
786,527
4.000%, 11/1/46, Pool #MA2808 ....... 759,233
1,062,396
4.000%, 5/1/47, Pool #BE9598 ........ 1,023,457
1,225,525
4.000%, 8/1/47, Pool #BH5117 ........ 1,182,615
3,153,593
4.000%, 4/1/48, Pool #BM3900 ........ 3,037,835
1,254,162
5.000%, 8/1/48, Pool #CA2219 ........ 1,261,160
3,015,751
3.000%, 11/1/48, Pool #BM5822 ....... 2,739,214
10,281,079
4.500%, 11/1/48, Pool #BM7046 ....... 10,215,835
3,865,348
3.500%, 10/1/49, Pool #CA4431 ....... 3,602,194
10,544,780
3.000%, 3/1/50, Pool #FM2870 ........ 9,510,107
6,111,237
3.000%, 3/1/50, Pool #FM2714 ........ 5,467,376
2,896,775
2.500%, 5/1/50, Pool #FM3287 ........ 2,487,821
7,051,471
2.000%, 7/1/50, Pool #CA6301 ........ 5,827,198
8,741,751
2.500%, 9/1/50, Pool #BQ0538 ........ 7,491,344
3,467,487
2.500%, 9/1/50, Pool #BQ2883 ........ 2,974,752
3,634,914
3.000%, 10/1/50, Pool #CA7381 ....... 3,250,425
4,482,124
3.000%, 11/1/51, Pool #CB2170 ....... 3,973,060
14,726,731
3.500%, 4/1/52, Pool #FS1475 ........ 13,705,288
11,564,848
3.500%, 4/1/52, Pool #FS1185 ........ 10,634,240
9,068,938
4.500%, 6/1/52, Pool #FS2157 ........ 8,873,664
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 6,666,265
4.500%, 11/1/52, Pool #FS3809 ........ $ 6,471,024
6,776,147
5.000%, 11/1/52, Pool #CB5278 ....... 6,728,168
7,466,576
5.500%, 3/1/53, Pool #FS3925 ........ 7,563,993
7,702,498
4.500%, 5/1/53, Pool #CB6304 ........ 7,476,907
16,964,039
5.000%, 5/1/53, Pool #FS4929 ........ 17,024,967
9,355,449
5.500%, 5/1/53, Pool #FS4571 ........ 9,420,724
6,858,290
6.000%, 7/1/53, Pool #FS5233 ........ 6,980,070
20,446,695
6.000%, 9/1/53, Pool #CB7124 ........ 21,063,599
214,894,560
Freddie Mac
—
10.9%
7,368
5.000%, 7/1/25, Pool #ZA1892 ........ 7,297
61,361
2.500%, 1/1/28, Pool #ZK4918 ........ 59,037
200,137
3.500%, 7/1/30, Pool #ZS8575 ........ 195,168
30,796
5.000%, 3/1/36, Pool #ZS4230 ........ 31,327
908,783
4.000%, 4/1/36, Pool #ZA2413 ........ 888,749
1,160,817
3.500%, 6/1/36, Pool #ZA2414(b) ...... 1,110,941
8,366
5.000%, 7/1/36, Pool #ZS1139 ........ 8,510
691,805
3.500%, 8/1/36, Pool #ZA2425 ........ 659,713
89,097
6.500%, 9/1/36, Pool #ZS4257 ........ 93,228
1,754,535
3.500%, 11/1/36, Pool #ZA2439 ....... 1,676,052
36,612
5.000%, 2/1/37, Pool #ZI5759 ......... 37,244
1,345,568
4.000%, 5/1/37, Pool #ZA2461 ........ 1,313,777
32,974
4.500%, 10/1/39, Pool #ZI9349 ........ 32,756
4,460,891
3.000%, 5/1/40, Pool #RB5049 ........ 4,129,504
99,098
5.000%, 6/1/40, Pool #ZA1049 ........ 100,812
237,892
5.000%, 7/1/40, Pool #ZJ0194 ......... 241,910
28,200
5.000%, 9/1/40, Pool #ZA1066 ........ 28,671
5,982,284
2.000%, 12/1/40, Pool #RB5090 ....... 5,150,843
367,743
4.000%, 12/1/42, Pool #ZS3671 ....... 356,349
276,790
3.500%, 5/1/43, Pool #ZL5915 ........ 260,689
152,453
4.000%, 5/1/44, Pool #ZA4468 ........ 147,161
73,178
4.000%, 7/1/44, Pool #ZS4573 ........ 70,744
135,250
4.000%, 9/1/44, Pool #ZL8439 ........ 130,304
1,597,223
3.500%, 1/1/45, Pool #ZL8964 ........ 1,495,735
1,457,774
3.500%, 5/1/46, Pool #ZS4663 ........ 1,362,115
403,650
4.000%, 8/1/46, Pool #ZS4673 ........ 389,637
1,000,037
3.500%, 9/1/46, Pool #ZS4678 ........ 938,121
2,198,948
3.500%, 9/1/47, Pool #ZM4305 ........ 2,050,491
604,802
3.500%, 1/1/48, Pool #ZM5375 ........ 565,106
558,651
4.000%, 2/1/48, Pool #ZT1639 ........ 539,080
505,019
4.000%, 6/1/48, Pool #ZT0541 ........ 487,223
5,758,914
2.500%, 11/1/49, Pool #QA4396 ....... 4,944,832
2,513,365
3.000%, 11/1/49, Pool #QA4336 ....... 2,267,136
2,308,160
3.500%, 6/1/50, Pool #RA2794 ........ 2,148,046
9,212,928
2.500%, 7/1/50, Pool #RA2970 ........ 7,885,526
228,877
3.000%, 1/1/51, Pool #SD8123 ........ 202,924
1,283,177
3.000%, 12/1/51, Pool #SD8184 ....... 1,139,047
5,094,460
3.500%, 4/1/52, Pool #RA7191 ........ 4,692,980
9,931,264
4.000%, 5/1/52, Pool #RA7306 ........ 9,444,672
10,939,161
4.000%, 8/1/52, Pool #SD3617 ........ 10,468,517
9,773,388
4.500%, 8/1/52, Pool #SD1515 ........ 9,487,146
9,859,818
5.000%, 9/1/52, Pool #RA7936 ........ 9,773,241
9,166,543
5.000%, 10/1/52, Pool #SD1710 ....... 9,090,303
9,343,370
5.500%, 2/1/53, Pool #QF8052 ........ 9,401,740

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 11,944,171
4.000%, 3/1/53, Pool #SD3107 ........ $ 11,358,484
3,161,050
5.000%, 3/1/53, Pool #SD2390 ........ 3,140,490
16,746,494
5.500%, 3/1/53, Pool #SD2774 ........ 16,851,701
5,920,544
6.000%, 5/1/53, Pool #SD3072 ........ 6,020,341
12,073,119
6.000%, 10/1/53, Pool #SD4222 ....... 12,269,810
155,145,230
Ginnie Mae
—
0.5%
48,621
5.000%, 2/15/40, Pool #737037 ........ 48,788
6,422,947
4.000%, 7/20/52, Pool #786280 ........ 6,148,737
6,197,525
Total Mortgage-Backed Securities
(Cost $393,106,877) .............. 376,237,315
MUNICIPAL BONDS — 4.4%
Alabama — 0.2%
2,675,000
Alabama Economic Settlement Authority,
Economic Imports, Taxable BP -
Settlement Revenue, Series B, 4.263%,
9/15/32(b) ..................... 2,567,278
California — 0.9%
2,675,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.448%, 11/1/27 ..... 2,398,244
2,230,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.648%, 11/1/28 ..... 1,963,560
2,370,000
San Diego County Water Authority, Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A, 1.531%,
5/1/30 ........................ 1,994,995
1,145,000
State of California, Build America Bonds,
School Improvements G.O., 7.625%,
3/1/40(b) ...................... 1,437,078
4,500,000
State of California, Water Utility
Improvements, Taxable Revenue G.O.,
5.700%, 10/1/32 ................. 4,821,885
12,615,762
Connecticut — 0.2%
2,760,000
State of Connecticut, Miscellaneous
Purposes Revenue, Taxable Revenue
G.O., Series A, 4.607%, 5/15/29 ...... 2,791,436
Florida — 0.2%
1,905,000
Central Florida Tourism Oversight District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.147%, 6/1/29 . 1,684,306
1,810,000
Central Florida Tourism Oversight District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.197%, 6/1/30 . 1,565,252
3,249,558
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Illinois — 0.7%
$ 7,155,000
Sales Tax Securitization Corp., Second
Lien, Current Refunding, Taxable
Revenue Bonds, Series B, 3.057%,
1/1/34 ........................ $ 6,105,791
1,605,000
State of Illinois Sales Tax Revenue,
Public Improvements, Taxable Building
Revenue, 3.481%, 6/15/26 .......... 1,554,250
2,790,000
State of Illinois Sales Tax Revenue, Public
Improvements, Taxable Revenue, Series
B, 2.620%, 6/15/26 ............... 2,646,956
10,306,997
New York — 1.3%
4,630,000
Metropolitan Transportation Authority,
Taxable Green Bonds, Green Purpose
Revenue Bonds, Series C2, 5.175%,
11/15/49 ....................... 4,514,065
2,695,000
New York City Transitional Finance
Authority Future Tax Secured Revenue,
Public Improvements, Taxable Revenue,
Callable 2/1/27 @ 100, 3.330%, 2/1/28 . 2,591,243
7,130,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds, Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100, 3.000%, 11/1/33 ..... 6,130,944
5,000,000
New York, NY, Public Improvements G.O.,
Series B-2, 5.675%, 10/1/33 ......... 5,368,750
18,605,002
North Carolina — 0.1%
2,317,000
Duke University, 3.299%, 10/1/46 ...... 1,856,905
Pennsylvania — 0.4%
2,320,000
City of Pittsburgh, PA, Refunding, Taxable
Revenue Bonds, G.O., Series B, 1.189%,
9/1/26 ........................ 2,135,954
3,898,000
Lehigh University, 3.479%, 11/15/46 .... 2,949,215
5,085,169
Texas — 0.4%
1,580,000
Dallas Area Rapid Transit, Advance
Refunding, Taxable Revenue Bonds,
Series C, Callable 12/1/29 @ 100,
1.846%, 12/1/30 ................. 1,336,048
4,605,000
Tarrant Regional Water District, Advance
Refunding Revenue Bonds, Series S,
1.450%, 9/1/29 .................. 3,931,334
5,267,382
Total Municipal Bonds
(Cost $69,413,873) ............... 62,345,489

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Farm Credit Banks Funding Corp.
—
0.6%
$ 4,769,000
4.125%, 12/15/32 .................. $ 4,707,862
5,325,000
2.400%, 3/24/36 ................... 4,226,493
8,934,355
Total U.S. Government Agencies
(Cost $9,013,772) ................ 8,934,355
U.S. TREASURY BONDS — 4.8%
78,585,000
2.500%, 2/15/45 ................. 59,755,297
15,058,300
1.375%, 8/15/50 ................. 8,438,530
Total U.S. Treasury Bonds
(Cost $64,994,398) ............... 68,193,827
U.S. TREASURY NOTES — 16.5%
24,512,500
2.625%, 2/15/29 ................. 23,103,031
207,742,800
4.125%, 11/15/32(b) (f) ............ 211,564,944
Total U.S. Treasury Notes
(Cost $225,073,286) .............. 234,667,975
Shares
MONEY MARKET FUND — 0.3%
4,055,349
Federated Treasury Obligations Fund,
Institutional Shares, 5.22%(g) .......
4,055,349
Total Money Market Fund
(Cost $4,055,349) ................ 4,055,349
Total Investments — 99.7%
(Cost $1,451,037,237) .......................... 1,416,655,812
Net Other Assets (Liabilities) — 0.3% ............... 3,880,339
NET ASSETS — 100.0% .......................
$ 1,420,536,151
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Represents securities purchased on a when-issued basis. At December
31, 2023, total cost of investments purchased on a when-issued basis was
$202,830,721.
(g) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 4,055,349 (a) $ 1,412,600,463 (b) $ — $ 1,416,655,812
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.